SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Schedule of Accumulated Other Comprehensive Income
The following table summarizes Newcastle’s accumulated other comprehensive income:

	December 31,
	2012	2011
Net unrealized gains (losses) on securities	$82,788	$(2,585)
Net unrealized gains (losses) on derivatives designated as cash flow hedges	(12,024)	(70,501)
Accumulated other comprehensive income (loss)	$70,764	$(73,086)

Schedule of Gain (Loss) on Settlement of Investments, Net and Other Income (Loss), Net
Gain (Loss) on Settlement of Investments, Net and Other Income (Loss), Net – These items are comprised of the following:

	Year-Ended December 31,
	2012	2011	2010
Gain (loss) on settlement of investments, net
Gain on settlement of real estate securities	$14,629	$81,434	$64,778
Loss on settlement of real estate securities	(4,433)	(5,091)	(9,192)
Gain on sale of CDO X interests	224,317
Gain on repayment/disposition of loans held for sale	—	1,838	—
Loss on repayment/disposition of loans held for sale	(1,614)	—	—
Realized gain (loss) of termination of derivative instruments	—	—	(3,279)
Loss on disposal of long-lived assets	(2)
	$232,897	$78,181	$52,307
Other income (loss), net
Gain (loss) on non-hedge derivative instruments	$9,101	$3,284	$(1,240)
Unrealized gain (loss) recognized upon de-designation of hedges	(7,036)	(13,939)	(35,905)
Hedge ineffectiveness	483	(917)	580
Gains on deconsolidation	—	45,072
Equity in earnings of equity method investees	—	272	94
Collateral management fee income, net	1,786	2,432	475
Other income (loss)	978	—	320
	$5,312	$36,204	$(35,676)

Schedule of Reclassification from Accumulated Other Comprehensive Income into Net Income
Reclassification From Accumulated Other Comprehensive Income Into Net Income - The following table summarizes the amounts reclassified out of accumulated other comprehensive income into net income:

Accumulated Other Comprehensive Income Components	Income Statement Location	Year Ended December 31, 2012
Net realized gain (loss) on securities
Impairment	Other-than-temporary impairment on securities, net of portion of other-than-temporary impairment on securities recognized in other comprehensive income	$(18,923)
Gain on settlement of real estate securities	Gain (loss) on settlement of investments, net	14,629
Loss on settlement of real estate securities	Gain (loss) on settlement of investments, net	(4,433)
		$(8,727)

Net realized gain (loss) on derivatives designated as cash flow hedges
Gain (loss) recognized upon de-designation	Other income (loss)	$(7,036)
Hedge ineffectiveness	Other income (loss)	483
Amortization of deferred gain (loss)	Interest expense	1,250
Gain (loss) of termination of derivative instruments	Gain (loss) on settlement of investments, net	—
		$(5,303)

Total reclassifications		$(14,030)

Schedule of Restricted Cash
 Substantially all amounts on deposit with major financial institutions exceed insured limits.  Restricted cash consisted of:

	December 31,
	2012	2011
Held in CDOs pending reinvestment	$—	$94,781
CDO bond sinking funds	1,254	1,897
CDO trustee accounts	810	1,812
Derivative margin accounts	—	6,550

	$2,064	$105,040

Schedule of Supplemental Non-Cash Investing and Financing Activities relating to CDOs
Supplemental non-cash investing and financing activities relating to CDOs are disclosed below:

	Year Ended December 31,
	2012	2011	2010
Restricted cash generated from sale of securities	$56,629	$336,911	$249,549
Restricted cash generated from sale of real estate related loans	$—	$125,141	$53,020
Restricted cash generated from paydowns on securities and loans	$274,832	$546,752	$511,276
Restricted cash used for purchases of real estate securities	$143,184	$427,826	$368,893
Restricted cash used for purchases of real estate related loans	$91,481	$384,850	$107,708
Restricted cash used for repayments of CDO bonds payable	$166,845	$101,687	$202,037
Restricted cash used for repurchases of CDO bonds payable and other bonds payable	$—	$3,213	$143,046
Restricted cash used for purchases of derivative instruments	$408	$—	$5,187
Restricted cash generated from margin collateral received	$—	$6,550	$—
Restricted cash used to return margin collateral	$6,550	$—	$—

CDO deconsolidation:
Real estate securities	$1,033,016	$262,617	$—
Restricted cash	$51,522	$37,988	$—
Derivative liabilities	$57,343	$20,257	$—
CDO bonds payable	$1,110,694	$336,046	$—

Schedule of Accretion of Discount and Other Amortization

Accretion of Discount and Other Amortization — As reflected on the Consolidated Statements of Cash Flows, this item is comprised of the following:

	2012	2011	2010
Accretion of net discount on securities and loans	$(48,608)	$(45,387)	$(26,934)
Amortization of net discount on debt obligations	1,525	(823)	338
Amortization of deferred financing costs and interest rate cap premiums	2,751	3,740	3,432
Amortization of net deferred hedge (gains) and losses - debt	(1,250)	(2,316)	4,182
	$(45,582)	$(44,786)	$(18,982)